SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Number of Share Options Outstanding and Share Option Transactions
The following table summarizes the unvested option activity for the year ended December 31, 2019 and 2018:

	Number of options		Weighted Average Exercise Price	Weighted Average Grant date Fair Value
	Management	Total
Outstanding as of December 31, 2017 - Unvested	466,667	466,667	$4.20	$2.47
Granted	—	—
Exercised	75,000	75,000	$4.02	$2.47
Exercisable	318,333	318,333	$3.75	$2.47
Forfeited	20,000	20,000	$3.75	$2.47
Outstanding as of December 31, 2018 - Unvested	226,667	226,667	$3.75	$2.47
Granted	—	—
Exercised	305,000	305,000	$3.61	$2.47
Exercisable	240,000	240,000	$3.43	$2.47
Forfeited	—	—	—	—
Outstanding as of December 31, 2019 - Unvested	—	—	—	—

The following table summarizes certain information about the options outstanding as of December 31, 2019 and 2018:

	Options Outstanding and Unvested, December 31, 2019			Options Outstanding and Exercisable, December 31, 2019
Weighted Average Exercise Price of Outstanding Options	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
$3.43	—	$0.00	0	240,000	$3.43	0

	Options Outstanding and Unvested, December 31, 2018			Options Outstanding and Exercisable, December 31, 2018
Weighted Average Exercise Price of Outstanding Options	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
$3.75	226,667	$3.75	0.86	318,333	$3.75	0.86